Segments - Additional Information (Detail) - Segment	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Number of reportable segments	3
Israel [Member] | Sales Revenue, Net [Member] | Revenue from Rights Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	2.00%	2.00%	2.00%
UNITED STATES | Sales Revenue, Net [Member] | Revenue from Rights Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	53.00%	49.00%	49.00%